Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Geographic Area (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Cash	€ 48,187	€ 39,799	€ 62,131
Europe [member]
Disclosure of geographical areas [line items]
Cash	38,773	21,168
China [member]
Disclosure of geographical areas [line items]
Cash	6,040	16,572
North America [member]
Disclosure of geographical areas [line items]
Cash	2,725	1,317
South America [member]
Disclosure of geographical areas [line items]
Cash	533	575
Other [member]
Disclosure of geographical areas [line items]
Cash	€ 116	€ 167